Trade And Other Payables - Schedule of Trade and Other Payables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables	₽ 18,999	₽ 21,335
Other payables	14,470	19,650
Total trade and other payables	₽ 33,469	₽ 40,985